Advances to suppliers net (Tables)	12 Months Ended
Sep. 30, 2024
Advances to suppliers net
Schedule of advance to suppliers
	As of	As of
	September 30,	September 30,
	2024	2023
Advances to suppliers:
Lishui Zhelin Trading Co., Ltd	$33,994,029	$53,405,200
Zhongjin Boda (Hangzhou) Industrial Co., Ltd	24,224,806	10,964,912
Jingning Liannong Trading Co., Ltd	24,023,751	20,231,750
Ningbo Runcai Supply Chain Management Co., Ltd	21,214,781	10,279,605
Qingyuan Nongbang Mushroom Industry Co., Ltd	18,579,142	15,417,317
Others	91,252	6,048,353
Total	$122,127,761	$116,347,137
Less: allowance for doubtful accounts	-	(3,176)
Advances to suppliers, net	$122,127,761	$116,343,961